COMMITMENTS AND CONTINGENCIES - Schedule operating leases noncancelable lease terms (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022	$ 3,017
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853
Total minimum lease payments	$ 8,842